Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Notes)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2022	2021	2022	2021
gas & low carbon energy	2,737	927	1,213	4,357
oil production & operations	7,237	3,118	11,068	4,597
customers & products	3,531	640	5,512	1,574
other businesses & corporate(a)	(1,028)	218	(25,747)	(97)
	12,477	4,903	(7,954)	10,431
Consolidation adjustment – UPII*	(21)	(31)	13	(18)
	12,456	4,872	(7,941)	10,413
Inventory holding gains (losses)*
gas & low carbon energy	(9)	4	16	26
oil production & operations	(7)	(6)	(6)	9
customers & products	2,162	887	5,637	2,492
other businesses & corporate(a)	—	68	—	156
Profit (loss) before interest and tax	14,602	5,825	(2,294)	13,096
Finance costs	556	682	1,220	1,405
Net finance expense/(income) relating to pensions and other post-retirement benefits	(17)	5	(37)	11
Profit (loss) before taxation	14,063	5,138	(3,477)	11,680

RC profit (loss) before interest and tax*
US	3,322	955	5,599	2,862
Non-US	9,134	3,917	(13,540)	7,551
	12,456	4,872	(7,941)	10,413
(a)From first quarter 2022 the results of Rosneft, previously reported as a separate segment, are also included in other businesses & corporate. Comparative information for 2021 has been restated to reflect the changes in reportable segments. For more information see Note 1 Basis of preparation - Investment in Rosneft.